Income Taxes - Income Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023
Current:
Federal	$ 0	$ 79	$ (64)
State	17	427	(662)
Foreign	170	1,866	1,431
Total current provision	187	2,372	705
Deferred:
Federal	0	(99,328)	(17,103)
State	0	(9,689)	(1,829)
Foreign	(816)	(2,035)	(2,144)
Total deferred benefit	(816)	(111,052)	(21,076)
Income tax benefit	$ (629)	$ (108,680)	$ (20,371)